Payden Mutual Funds

Payden Absolute Return Bond Fund
Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (11%
)
1,525,000 AB Carval Euro CLO IV-C DAC 4A 144A , ( 3
mo. EURIBOR + 2.950% ) , 0.00% , 7/30/39
EUR (a) (b) (c) $ 1,758
982,072 Ally Bank 2026-A 144A , 5.25% , 3/15/34 (a) 979
2,300,000 American Credit Acceptance Receivables Trust
2026-2 144A , 5.18% , 6/08/32 (a) 2,279
1,550,000 Armada Euro CLO I DAC 1A 144A , ( 3 mo.
EURIBOR + 2.900% ) , 5.32% , 7/24/40
EUR (a) (b) (c) 1,787
1,300,000 Bilbao CLO VI DAC 6A 144A , ( 3 mo.
EURIBOR + 2.900% ) , 5.28% , 10/15/40
EUR (a) (b) (c) 1,499
1,725,000 BlackRock European CLO II DAC 2A 144A ,
( 3 mo. EURIBOR + 3.000% ) , 5.03% , 7/15/39
EUR (a) (b) (c) 1,989
3,200,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
5.68% , 1/25/52 CAD (a) (c) 2,270
1,250,000 CVC Cordatus Loan Fund XV DAC 15A 144A ,
( 3 mo. EURIBOR + 3.400% ) , 5.76% , 2/26/39
EUR (a) (b) (c) 1,461
1,150,000 Diamond Infrastructure Funding LLC 2021-1A
144A , 2.36% , 4/15/49 (a) 1,138
2,000,000 Diamond Issuer LLC 2021-1A 144A , 3.79% ,
11/20/51 (a) 1,954
1,858,184 Driven Brands Funding LLC 2021-1A 144A ,
2.79% , 10/20/51 (a) 1,745
110 Flagship Credit Auto Trust , 0.00% , 3/15/29 (d) –
1,950,000 Flatiron CLO 24 Ltd. 2023-2A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
2.350% ) , 6.10% , 1/15/39 (a) (b) 1,956
1,550,000 Flexential Issuer LLC 2025-1A 144A , 6.03% ,
10/25/60 (a) 1,537
2,017,842 FORT CRE Issuer LLC 2022-FL3 144A , ( U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250% ) , 5.87% , 2/23/39 (a) (b) 2,022
2,500,000 Henley CLO III DAC 3X , ( 3 mo. EURIBOR +
0.970% ) , 3.44% , 12/25/35 EUR (b) (c) (e) 2,882
500,000 Henley CLO XII DAC 12X , ( 3 mo. EURIBOR
+ 3.100% ) , 5.53% , 1/15/38 EUR (b) (c) (e) 580
1,775,000 Hotwire Funding LLC 2021-1 144A , 2.66% ,
11/20/51 (a) 1,763
750,000 Hotwire Funding LLC 2024-1A 144A , 9.19% ,
6/20/54 (a) 772
10 Juniper Receivables DAC 2022-1 R1 ,
0.00% , (d) 99
10 Juniper Receivables DAC 2023-1 , 0.00% ,
7/15/30 (d) 148
1,350,000 Legato Euro CLO I DAC 1X , ( 3 mo. EURIBOR
+ 3.500% ) , 5.70% , 10/15/38 EUR (b) (c) (e) 1,574
1,425,000 Lmdv Issuer Co. LLC 2025-1A 144A , 5.31% ,
12/15/55 (a) 1,416
1,725,000 MetroNet Infrastructure Issuer LLC 2026-1A
144A , 5.27% , 4/20/56 (a) 1,709
975,000 Mtp Abs Funding LLC 2026-1A 144A , 5.88% ,
4/25/56 (a) 970
2,050,000 Neuberger Berman Loan Advisers CLO
Ltd. 2026-63A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 2.400% ) , 6.19% ,
4/16/39 (a) (b) 2,057
Principal
or Shares Security Description
Value
(000)
2,575,083 Oak Street Investment Grade Net Lease Fund
2020-1A 144A , 3.39% , 11/20/50 (a) $ 1,790
1,300,000 Palmer Square European Loan Funding DAC
2026-1A 144A , ( 3 mo. EURIBOR + 3.350% ) ,
0.00% , 10/15/35 EUR (a) (b) (c) 1,504
2,800,000 Penta CLO DAC 2022-11A 144A , ( 3 mo.
EURIBOR + 2.700% ) , 4.84% , 1/15/39
EUR (a) (b) (c) 3,218
1,650,000 RCKT Mortgage Trust 2026-CES7 144A ,
5.72% , 7/01/56 (a) 1,645
1,375,000 Rockford Tower Europe CLO DAC 2026-1A
144A , ( 3 mo. EURIBOR + 2.900% ) , 5.33% ,
1/15/39 EUR (a) (b) (c) 1,586
1,688,157 Santander Bank Auto Credit-Linked Notes 2022-
C 144A , 18.06% , 12/15/32 (a) 1,732
100 Santander Consumer Auto Receivables Trust
2021-C , 0.00% , 6/15/28 (d) 595
2,250,000 Sculptor European CLO VIII DAC 8A 144A ,
( 3 mo. EURIBOR + 2.950% ) , 5.13% , 1/17/39
EUR (a) (b) (c) 2,595
2,275,000 Sona Fios CLO II DAC 2A 144A , ( 3 mo.
EURIBOR + 2.950% ) , 5.23% , 2/15/39
EUR (a) (b) (c) 2,644
1,375,000 Sound Point Euro CLO Funding DAC 17A
144A , ( 3 mo. EURIBOR + 2.900% ) , 5.36% ,
7/20/40 EUR (a) (b) (c) 1,600
2,057,070 Sound Point Euro CLO I Funding DAC 1X , ( 3
mo. EURIBOR + 0.820% ) , 3.29% , 5/25/34
EUR (b) (c) (e) 2,369
1,100,000 Texas Debt Capital Euro CLO DAC 2025-1X ,
( 3 mo. EURIBOR + 3.000% ) , 5.45% , 4/16/39
EUR (b) (c) (e) 1,279
85 United Auto Credit Securitization Trust 2022-2 ,
0.00% , 4/10/29 (d) –
1,550,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A ,
5.27% , 2/15/52 (a) 1,539
1,000,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A ,
6.64% , 5/15/54 (a) 1,010
Total Asset Backed (Cost - $72,685)
63,450
Bank Loan(f) (14%
)
3,404,149 AAdvantage Loyality IP Ltd. Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
1.750% ) , 6.48% , 5/28/32 3,409
3,077,288 Allison Transmission Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
0.750% ) , 5.43% , 1/02/33 3,086
3,145,595 Alpha Generation LLC Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
0.750% ) , 5.48% , 9/30/31 3,136
666,646 Amneal Pharmaceuticals LLC Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.000% ) , 6.73% , 8/02/32 670
3,382,828 AmWINS Group Inc. Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
1.000% ) , 5.73% , 1/30/32 3,358
1,675,000 Biomarin Pharmaceutical Inc. Term Loan B 1L ,
( 3 mo. Term Secured Overnight Financing Rate
+ 1.750% ) , 5.43% , 4/27/33 1,675
1,100,000 Clean Energy Future- Trumbull LLC Term Loan
B 1L , ( 3 mo. Term Secured Overnight Financing
Rate + 3.000% ) , 6.73% , 4/29/33 1,104

Principal
or Shares Security Description
Value
(000)
1,425,000 Crescent Midstream Operating LLC Term Loan
B 1L , ( 3 mo. Term Secured Overnight Financing
Rate + 2.750% ) , 7.40% , 2/11/33 $ 1,434
1,152,404 Discovery Global Holdings Inc. Term Loan B 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.500% ) , 6.23% , 6/03/33 1,155
1,695,558 Element Solutions Inc. Term Loan B3 1L , ( 1
mo. Term Secured Overnight Financing Rate +
1.750% ) , 5.48% , 12/18/30 1,700
4,045,199 EMRLD Borrower LP Term Loan B2 1L , ( 3
mo. Term Secured Overnight Financing Rate +
1.500% ) , 6.07% , 8/04/31 4,050
1,634,779 Evergreen AcqCo 1 LP Term Loan 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
1.500% ) , 6.17% , 9/17/32 1,639
1,736,719 Fr Br Holdings LLC Term Loan 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 4.250% ) ,
7.98% , 10/09/30 1,743
1,510,256 Genmab A/S Term Loan B 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 2.000% ) ,
5.73% , 12/13/32 1,511
3,092,250 Graham Packaging Co. Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
1.250% ) , 5.98% , 1/26/33 3,097
2,550,000 Grifols International Services DAC Term Loan
B 1L , ( 3 mo. EURIBOR + 3.000% ) , 5.41% ,
4/14/33 EUR (c) 2,963
450,000 Hologic Inc. Term Loan B 1L , ( 3 mo. EURIBOR
+ 2.750% ) , 5.05% , 4/07/33 EUR (c) 520
2,800,000 Hologic Inc. Term Loan B 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 1.250% ) ,
6.00% , 4/07/33 2,757
2,486,295 Iron Mountain Information Management LLC
Term Loan B 1L , ( 1 mo. Term Secured Overnight
Financing Rate + 1.250% ) , 5.73% , 1/31/31 2,485
2,143,155 Lackawanna Energy Center LLC Term Loan B 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 3.000% ) , 6.41% , 8/05/32 2,150
810,563 Lightning Power LLC Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
2.000% ) , 5.75% , 8/18/31 812
2,814,994 McGraw-Hill Education Inc. Term Loan B2 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.500% ) , 6.23% , 8/06/31 2,820
1,437,163 MIC Glen LLC Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 2.250% ) ,
6.98% , 7/21/28 1,442
1,350,714 Nexstar Media Inc. Term Loan B7 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
1.750% ) , 6.48% , 3/18/33 1,351
1,550,000 Oak-Eagle Acquireco Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.500% ) , 3.50% , 8/04/33 1,562
3,323,864 Omnia Partners LLC Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
2.750% ) , 6.42% , 12/31/32 3,336
1,440,000 Pegasus Bidco Bv Term Loan B 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 1.500% ) ,
6.17% , 7/12/32 1,444
1,492,500 Qnity Electronics Inc. Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
0.750% ) , 5.48% , 11/01/32 1,495
Principal
or Shares Security Description
Value
(000)
2,875,000 QTS Thunder Managing LLC Term Loan B 1L ,
( 3 mo. Term Secured Overnight Financing Rate
+ 2.250% ) , 6.03% , 7/22/33 $ 2,839
2,593,920 Quikrete Holdings Inc. Term Loan B3 1L , ( 1
mo. Term Secured Overnight Financing Rate +
1.250% ) , 5.98% , 2/10/32 2,599
3,084,500 Raising Canes Restaurants LLC Term Loan B 1L ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.000% ) , 5.73% , 11/03/32 3,079
2,875,000 SCIH Salt Holdings Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
2.750% ) , 2.75% , 7/30/31 2,861
1,596,000 Solstice Advanced Materials Inc. Term Loan B
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 2.750% ) , 5.57% , 10/29/32 1,599
1,069,625 Talen Energy Supply LLC Term Loan B 1L , ( 3
mo. Term Secured Overnight Financing Rate +
1.000% ) , 5.82% , 11/25/32 1,060
923,546 Terex Corp. Term Loan 1L , ( 1 mo. Term Secured
Overnight Financing Rate + 0.750% ) , 5.48% ,
10/08/31 926
1,620,938 TK Elevator Midco Gmbh Term Loan B 1L , ( 6
mo. Term Secured Overnight Financing Rate +
2.750% ) , 6.70% , 4/30/30 1,630
1,083,417 Transdigm Inc. Term Loan J 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 2.250% ) ,
6.23% , 2/28/31 1,086
2,335,609 Transdigm Inc. Term Loan M 1L , ( 1 mo. Term
Secured Overnight Financing Rate + 1.500% ) ,
6.23% , 8/19/32 2,342
1,350,000 Treehouse Foods Inc. Term Loan B 1L , ( 1 mo.
Term Secured Overnight Financing Rate +
4.250% ) , 7.89% , 2/04/33 1,356
1,023,109 United Natural Foods Inc. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
3.000% ) , 7.73% , 5/01/31 1,035
1,900,000 Venture Global Calcasieu Pass LLC Term Loan
B 1L , ( 6 mo. Term Secured Overnight Financing
Rate + 2.250% ) , 6.95% , 4/11/33 1,915
Total Bank Loan (Cost - $82,124)
82,231
Corporate Bond (23%
)
1,500,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 5.75% ,
3/31/34 (a) 1,396
1,900,000 Allwyn Entertainment Financing UK PLC 144A ,
4.63% , 8/15/31 EUR (a) (c) 2,174
1,675,000 APLD ComputeCo 3 LLC 144A , 7.00% ,
6/15/31 (a) 1,636
575,000 B&M European Value Retail PLC , 6.50% ,
4/30/30 (c) (e) 769
1,875,000 Bank of New York Mellon Corp. N , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.868% ) , 6.15% (b) (g) (h) 1,860
1,625,000 Beacon Point DC LLC 144A , 6.13% ,
11/30/42 (a) 1,560
1,825,000 Beusa Investments LLC 144A , 7.00% ,
8/01/31 (a) 1,784
1,450,000 BKV Upstream Midstream LLC 144A , 7.50% ,
10/15/30 (a) 1,449
2,270,000 Bombardier Inc. 144A , 7.00% , 6/01/32 (a) 2,342
950,000 Boots Group Finco LP 144A , 5.38% , 8/31/32
EUR (a) (c) 1,120

Payden Absolute Return Bond Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
810,000 Boparan Finance PLC , 9.38% , 11/07/29
GBP (c) (e) $ 1,150
1,550,000 Borr IHC Ltd./Borr Finance LLC 144A , 8.75% ,
1/15/32 (a) 1,518
1,425,000 C&W Senior Finance Ltd. 144A , 9.00% ,
1/15/33 (a) 1,450
360,000 California Resources Corp. 144A , 7.00% ,
1/15/34 (a) 353
1,210,000 California Resources Corp. 144A , 7.25% ,
1/15/35 (a) 1,196
2,025,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A , 7.38% , 2/01/36 (a) (g) 1,928
550,000 Cesar SpA 144A , 6.50% , 9/30/31 EUR (a) (c) 651
2,250,000 Citigroup Inc. JJ , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.745% ) ,
6.50% (b) (h) 2,248
2,325,000 Citizens Financial Group Inc. J , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.379% ) , 6.75% (b) (g) (h) 2,307
3,125,000 Clearway Energy Operating LLC 144A , 5.75% ,
1/15/34 (a) 3,015
1,125,000 Corp. Inmobiliaria Vesta SAB de CV 144A ,
5.50% , 1/30/33 (a) 1,077
955,000 CVR Energy Inc. 144A , 7.50% , 2/15/31 (a) 968
510,000 CVR Energy Inc. 144A , 7.88% , 2/15/34 (a) 519
1,400,000 Deutsche Bank AG , ( 5-Year Mid-Swap Rate +
5.112% ) , 7.38 % EUR (b) (c) (e) (h) 1,738
1,150,000 doValue SpA 144A , 5.38% , 11/15/31 EUR (a) (c) 1,340
1,050,000 Edge Finco PLC 144A , 8.13% , 8/15/31
GBP (a) (c) 1,474
900,000 Emera U.S. Finance LLC A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.866% ) , 6.65% , 10/01/56 (b) 907
900,000 Emera U.S. Finance LLC B , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.648% ) , 6.85% , 10/01/56 (b) 907
1,525,000 Energy Transfer LP , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.219% ) , 6.70% , 1/15/57 (b) 1,503
425,000 Esentia Energy Development SAB de CV 144A ,
6.13% , 7/30/33 (a) 417
425,000 Esentia Energy Development SAB de CV 144A ,
6.50% , 7/30/38 (a) 407
175,000 Eversource Energy A , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.521% ) , 6.10% , 8/15/56 (b) 174
2,100,000 Eversource Energy B , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.325% ) , 6.35% , 8/15/56 (b) 2,091
1,750,000 Fiesta Purchaser Inc. 144A , 9.63% , 9/15/32 (a) 1,644
1,050,000 Flutter Treasury DAC 144A , 6.13% , 6/04/31
GBP (a) (c) 1,400
1,400,000 Fressnapf Holding SE , 5.25% , 10/31/31
EUR (c) (e) 1,641
1,875,000 Goldman Sachs Group Inc. AA , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.175% ) , 6.50% (b) (h) 1,862
1,125,000 Gruppo San Donato SpA 144A , 6.50% , 10/31/31
EUR (a) (c) 1,274
825,000 Gruppo San Donato SpA , 6.50% , 10/31/31
EUR (c) (e) 934
2,175,000 HA Sustainable Infrastructure Capital Inc. 144A ,
5.95% , 7/15/33 (a) 2,150
Principal
or Shares Security Description
Value
(000)
1,075,000 HA Sustainable Infrastructure Capital Inc. , ( 5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.301% ) , 8.00% , 6/01/56 (b) $ 1,129
1,675,000 HUT 8 DC LLC 144A , 6.19% , 11/15/42 (a) 1,630
2,450,000 Infinity Natural Resources LLC 144A , 7.63% ,
4/01/31 (a) 2,446
750,000 Iron Mountain Inc. 144A , 6.25% , 1/15/35 (a) 741
945,000 JH North America Holdings Inc. 144A , 6.13% ,
7/31/32 (a) 947
1,400,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A , 9.00% ,
2/15/29 (a) 1,460
600,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A , 7.13% ,
4/30/33 (a) 610
2,700,000 Kraken Oil & Gas Partners LLC 144A , 7.13% ,
5/15/31 (a) 2,664
1,775,000 LifePoint Health Inc. 144A , 7.00% , 5/01/34 (a) 1,659
2,260,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A , 6.88% ,
12/01/32 (a) 2,300
1,675,000 Main Street Capital Corp. , 6.95% , 3/01/29 1,722
1,975,000 Matador Resources Co. 144A , 6.00% , 4/15/34 (a) 1,911
900,000 Mercury General Corp. , 6.25% , 6/15/36 896
1,200,000 MetLife Inc. , ( 5 yr. US Treasury Yield Curve Rate
T Note Constant Maturity + 1.817% ) , 5.85% ,
3/15/56 (b) 1,171
2,800,000 MKS Inc. 144A , 4.25% , 2/15/34 EUR (a) (c) 3,127
1,575,000 National Bank of Greece SA , ( 5-Year Mid-Swap
Rate + 3.317% ) , 5.80 % EUR (b) (c) (e) (h) 1,803
2,970,000 Novelis Corp. 144A , 6.38% , 8/15/33 (a) 2,967
400,000 OAK-Eagle Acquireco Inc. 144A , 6.25% ,
7/01/33 EUR (a) (c) 483
550,000 OAK-Eagle Acquireco Inc. 144A , 7.25% ,
7/01/33 (a) 570
950,000 OCP SA 144A , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.746% ) ,
6.74% (a) (b) (h) 934
375,000 Opal Bidco SAS , 5.50% , 3/31/32 EUR (c) (e) 443
1,400,000 Opal Bidco SAS 144A , 5.50% , 3/31/32
EUR (a) (c) 1,655
550,000 Parex Resources Inc. 144A , 8.50% , 5/11/31 (a) 561
2,275,000 Petroleos Mexicanos , 6.35% , 2/12/48 1,801
800,000 Post Holdings Inc. 144A , 6.25% , 10/15/34 (a) 778
2,000,000 Post Holdings Inc. 144A , 6.50% , 3/15/36 (a) 1,952
2,700,000 PR RNO Property Owner 1 LLC 144A , 6.50% ,
5/01/31 (a) 2,546
1,525,000 Prime Healthcare Services Inc. 144A , 9.38% ,
9/01/29 (a) 1,591
1,000,000 Puget Energy Inc. , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.961% ) , 7.00% , 9/15/56 (b) 1,003
1,000,000 Puget Energy Inc. , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.848% ) , 7.25% , 9/15/56 (b) 1,004
1,505,000 QXO Building Products Inc. 144A , 6.75% ,
4/30/32 (a) 1,538
1,450,000 Royal Bank of Canada , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.462% ) , 6.50% , 11/24/85 (b) 1,409
2,525,000 SM Energy Co. 144A , 6.63% , 4/15/34 (a) 2,511
1,625,000 Stagwell Global LLC 144A , 5.63% , 8/15/29 (a) 1,582
1,550,000 Standard Building Solutions Inc. 144A , 6.50% ,
8/15/32 (a) 1,554

Principal
or Shares Security Description
Value
(000)
1,375,000 Standard Building Solutions Inc. 144A , 6.25% ,
8/01/33 (a) $ 1,362
825,000 Standard Building Solutions Inc. 144A , 5.88% ,
3/15/34 (a) 793
1,275,000 Star Parent Inc. 144A , 9.00% , 10/01/30 (a) 1,340
1,785,000 Surgery Center Holdings Inc. 144A , 7.25% ,
4/15/32 (a) 1,793
1,950,000 Synchrony Financial C , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.078% ) , 7.25% (b) (h) 1,919
1,500,000 Talos Production Inc. 144A , 8.00% , 7/15/34 (a) 1,516
725,000 TerraForm Power Operating LLC 144A , 4.75% ,
1/15/30 (a) 694
975,000 TXNM Energy Inc. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.254% ) , 7.00% , 7/31/56 (a) (b) 981
1,600,000 UBS Group AG 144A , ( 5-Year U.S. Dollar SOFR
ICE Swap Rate + 3.090% ) , 6.88% (a) (b) (h) 1,589
2,650,000 UGI International LLC 144A , 5.00% , 6/01/31
EUR (a) (c) 3,121
1,175,000 Verizon Communications Inc. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.042% ) , 6.20% , 5/14/56 (b) 1,150
350,000 Verizon Communications Inc. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.813% ) , 6.05% , 5/14/58 (b) 344
1,575,000 Viking Baked Goods Acquisition Corp. 144A ,
8.63% , 11/01/31 (a) 1,585
1,080,135 Yinson Boronia Production BV , 8.95% ,
7/31/42 (e) 1,191
Total Corporate Bond (Cost - $129,920)
128,809
Foreign Government (9%
)
1,700,000 Albania Government International Bond , 4.75% ,
2/14/35 EUR (c) (e) 1,962
775,000 Albania Government International Bond 144A ,
4.75% , 2/14/35 EUR (a) (c) 896
1,400,000 Argentine Republic Government International
Bond , 4.13% , 7/09/35 1,110
44,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/31 BRL (c) 7,529
800,000 Brazilian Government International Bond ,
5.50% , 4/23/36 EUR (c) 910
450,000 Ecuador Government International Bond 144A ,
8.75% , 1/29/34 (a) 447
400,000 Ecuador Government International Bond 144A ,
9.25% , 1/29/39 (a) 399
2,250,000 Ghana Government International Bond , 5.00% ,
7/03/35 (e) 2,062
2,991,230,000 Hungary Government Bond Series 31/A , 3.25% ,
10/22/31 HUF (c) 8,514
1,350,000 Ivory Coast Government International Bond ,
4.88% , 1/30/32 EUR (c) (e) 1,515
300,000 Ivory Coast Government International Bond
144A , 8.08% , 4/01/36 (a) 321
800,000 Ivory Coast Government International Bond ,
8.08% , 4/01/36 (e) 856
200,000 Ivory Coast Government International Bond ,
8.25% , 1/30/37 (e) 215
84,180,000 Mexican Bonos Series M , 7.75% , 11/23/34
MXN (c) 4,493
1,325,000 Mexico Government International Bond , 6.25% ,
8/27/37 1,292
Principal
or Shares Security Description
Value
(000)
1,375,000 Morocco Government International Bond 144A ,
4.75% , 5/26/34 EUR (a) (c) $ 1,584
500,000 Morocco Government International Bond 144A ,
5.13% , 5/26/38 EUR (a) (c) 578
850,000 Nigeria Government International Bond , 9.63% ,
6/09/31 (e) 951
975,000 Nigeria Government International Bond ,
10.38% , 12/09/34 (e) 1,165
138,400,000 Republic of South Africa Government Bond
Series R213 , 7.00% , 2/28/31 ZAR (c) 8,036
1,200,000 Republic of South Africa Government
International Bond 144A , 6.13% , 12/11/37 (a) 1,150
1,050,000 Romanian Government International Bond
144A , 5.88% , 7/11/32 EUR (a) (c) 1,255
500,000 Romanian Government International Bond ,
5.88% , 7/11/32 EUR (c) (e) 597
1,050,000 Romanian Government International Bond
144A , 4.63% , 3/04/33 EUR (a) (c) 1,161
95,000 Romanian Government International Bond
144A , 6.00% , 9/24/44 EUR (a) (c) 104
675,000 Sri Lanka Government International Bond ,
3.60% , 2/15/38 (e) 681
550,000 Turkiye Government International Bond , 6.38% ,
5/22/31 541
1,075,000 Turkiye Government International Bond , 6.88% ,
1/14/38 1,028
Total Foreign Government (Cost - $50,512)
51,352
Mortgage Backed (36%
)
2,125,000 1301 Trust 2025-1301 144A , 5.64% ,
8/11/42 (a) (i) 2,103
1,150,000 1301 Trust 2025-1301 144A , 6.22% ,
8/11/42 (a) (i) 1,140
1,500,000 Arbor Realty Commercial Real Estate Notes
LLC 2026-FL1 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.500% ) , 5.17% ,
9/20/43 (a) (b) 1,504
1,775,000 AREIT 2025-CRE11 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.750% ) ,
5.43% , 7/25/43 (a) (b) 1,775
1,775,000 AREIT Ltd. 2025-CRE10 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.388% ) ,
5.07% , 12/17/29 (a) (b) 1,777
1,300,000 AREIT Ltd. 2025-CRE10 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.092% ) ,
5.77% , 1/17/30 (a) (b) 1,289
975,000 Atrium Hotel Portfolio Trust 2017-ATRM
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 3.347% ) , 7.02% , 12/15/36 (a) (b) 972
1,400,000 BAY Trust 2026-MDWS 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.043% ) ,
5.72% , 6/15/41 (a) (b) 1,398
2,400,000 BAY Trust 2026-MDWS 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.392% ) ,
6.07% , 6/15/41 (a) (b) 2,399
2,600,000 BDS LLC 2025-FL15 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.400% ) , 5.07% ,
3/19/43 (a) (b) 2,606
1,150,000 BDS LLC 2026-FL17 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.950% ) , 5.62% ,
5/19/43 (a) (b) 1,151
2,050,000 BFLD Commercial Mortgage Trust 2025-660F
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.500% ) , 5.18% , 11/15/42 (a) (b) 2,055

Payden Absolute Return Bond Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
1,425,000 BFLD Commercial Mortgage Trust 2025-660F
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.150% ) , 5.83% , 11/15/42 (a) (b) $ 1,430
1,350,000 BOS Trust 2026-LYRK 144A , 6.19% ,
5/11/41 (a) (i) 1,323
1,760,748 BRAVO Residential Funding Trust 2026-
NQMR1 144A , 5.40% , 8/25/62 (a) (i) 1,751
1,271,790 BRAVO Residential Funding Trust 2025-NQM2
144A , 5.68% , 11/25/64 (a) 1,276
1,765,012 BRAVO Residential Funding Trust 2025-NQM6
144A , 5.33% , 6/25/65 (a) 1,758
1,819,580 BRAVO Residential Funding Trust 2026-NQM2
144A , 5.03% , 11/25/65 (a) 1,791
1,634,380 BRAVO Residential Funding Trust 2026-NQM3
144A , 5.34% , 11/25/65 (a) 1,618
2,159,574 BRAVO Residential Funding Trust 2026-NQM4
144A , 5.64% , 3/25/66 (a) 2,149
2,611,742 BRAVO Residential Funding Trust 2026-NQM6
144A , 5.78% , 5/25/66 (a) 2,605
2,294,796 BRAVO Residential Funding Trust 2026-NQM5
144A , 5.72% , 6/25/66 (a) 2,284
2,050,000 BSPDF Issuer LLC 2025-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.524% ) ,
5.20% , 12/15/42 (a) (b) 2,054
2,500,000 BSPDF Issuer LLC 2026-FL3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.100% ) ,
5.77% , 9/18/43 (a) (b) 2,505
1,900,000 BSPDF Issuer LLC 2026-FL4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.050% ) ,
5.72% , 11/18/43 (a) (b) 1,906
1,050,000 BSPRT Issuer LLC 2026-FL13 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.200% ) , 5.87% , 10/18/43 (a) (b) 1,053
900,000 BSPRT Issuer LLC 2026-FL13 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
3.050% ) , 6.72% , 10/18/43 (a) (b) 901
1,452,500 BX Commercial Mortgage Trust 2025-BCAT
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.650% ) , 6.33% , 8/15/42 (a) (b) 1,463
1,225,000 BX Commercial Mortgage Trust 2026-VLT10
144A , 6.40% , 7/13/58 (a) (i) 1,181
1,825,000 BX Commercial Mortgage Trust 2026-VLT10
144A , 6.87% , 7/13/58 (a) (i) 1,754
2,775,000 BX Mortgage Trust 2025-BIO3 144A , 6.14% ,
2/10/42 (a) 2,734
1,500,000 BX Trust 2026-OPTM 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.600% ) ,
5.28% , 3/15/39 (a) (b) 1,490
1,700,000 BX Trust 2026-OPTM 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.000% ) ,
5.68% , 3/15/39 (a) (b) 1,690
2,350,000 BX Trust 2024-BIO 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.642% ) , 5.32% ,
2/15/41 (a) (b) 2,353
1,850,000 BX Trust 2026-RISE 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.000% ) , 5.68% ,
4/15/41 (a) (b) 1,858
1,559,188 BX Trust 2024-VLT4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.941% ) ,
5.62% , 6/15/41 (a) (b) 1,561
2,200,000 BX Trust 2025-VLT6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.893% ) ,
5.57% , 3/15/42 (a) (b) 2,195
Principal
or Shares Security Description
Value
(000)
2,300,000 BX Trust 2025-VLT6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.192% ) ,
5.87% , 3/15/42 (a) (b) $ 2,293
1,425,000 BX Trust 2025-DELC 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.200% ) ,
5.88% , 12/15/42 (a) (b) 1,431
2,550,000 BX Trust 2025-VLT7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 3.250% ) ,
6.93% , 7/15/44 (a) (b) 2,557
2,425,000 BX Trust 2025-VOLT 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.750% ) ,
6.43% , 12/15/44 (a) (b) 2,425
3,000,000 BXMT Ltd. 2026-FL6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.12% , 8/19/43 (a) (b) 2,998
14,753,980 Cantor Commercial Real Estate Lending 2019-
CF1 , 1.11% , 5/15/52 (i) 296
1,550,000 CEDR Commercial Mortgage Trust 2022-SNAI
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.376% ) , 6.05% , 2/15/39 (a) (b) 1,529
1,550,000 Century Plaza Towers 2019-CPT 144A , 3.00% ,
11/13/39 (a) (i) 1,380
1,275,000 COMM Mortgage Trust 2016-667M 144A ,
3.18% , 10/10/36 (a) (i) 1,266
2,950,000 CONE Commercial Mortgage Trust 2026-
DFW3 144A , 5.86% , 5/15/43 (a) (i) 2,895
1,350,000 CONE Commercial Mortgage Trust 2026-ACD6
144A , 6.51% , 7/15/43 (a) (i) 1,332
2,325,000 CONE Commercial Mortgage Trust 2026-ACD6
144A , 6.97% , 7/15/43 (a) (i) 2,293
3,330,000 Connecticut Avenue Securities Trust 2021-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000% ) , 9.62% ,
10/25/41 (a) (b) 3,366
2,300,000 Connecticut Avenue Securities Trust 2021-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 6.200% ) , 9.82% ,
11/25/41 (a) (b) 2,334
875,000 Connecticut Avenue Securities Trust 2022-
R01 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 6.000% ) , 9.62% ,
12/25/41 (a) (b) 891
3,050,000 Connecticut Avenue Securities Trust 2022-R04
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.500% ) , 13.12% ,
3/25/42 (a) (b) 3,206
3,430,000 Connecticut Avenue Securities Trust 2022-R03
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.850% ) , 13.47% ,
3/25/42 (a) (b) 3,611
1,700,000 Connecticut Avenue Securities Trust 2022-R07
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 12.000% ) , 15.62% ,
6/25/42 (a) (b) 1,858
86,584 Connecticut Avenue Securities Trust 2024-
R02 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.100% ) , 4.72% ,
2/25/44 (a) (b) 87
2,450,000 Connecticut Avenue Securities Trust 2025-
R04 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500% ) , 5.12% ,
5/25/45 (a) (b) 2,459

Principal
or Shares Security Description
Value
(000)
1,808,681 Cross Mortgage Trust 2026-NQM2 144A ,
5.24% , 3/25/61 (a) $ 1,787
1,925,000 DBC Mortgage Trust 2025-DBC 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.600% ) , 5.28% , 11/15/42 (a) (b) 1,934
5,726,540 FN MA5910 30YR , 5.50% , 12/01/55 5,675
2,275,000 Freddie Mac STACR REMIC Trust 2021-HQA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 5.000% ) , 8.62% ,
8/25/33 (a) (b) 2,718
675,000 Freddie Mac STACR REMIC Trust 2021-DNA5
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 5.500% ) , 9.12% ,
1/25/34 (a) (b) 825
2,050,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 6.250% ) , 9.87% ,
9/25/41 (a) (b) 2,065
1,825,000 Freddie Mac STACR REMIC Trust 2021-DNA7
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 7.800% ) , 11.42% ,
11/25/41 (a) (b) 1,861
875,000 Freddie Mac STACR REMIC Trust 2022-DNA1
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 7.100% ) , 10.72% ,
1/25/42 (a) (b) 899
3,025,000 Freddie Mac STACR REMIC Trust 2022-HQA1
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 11.000% ) , 14.62% ,
3/25/42 (a) (b) 3,206
1,400,000 Freddie Mac STACR REMIC Trust 2023-HQA1
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 5.500% ) , 9.12% ,
5/25/43 (a) (b) 1,505
1,925,000 Freddie Mac STACR REMIC Trust 2025-DNA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.500% ) , 5.12% ,
9/25/45 (a) (b) 1,933
2,775,000 Freddie Mac STACR REMIC Trust 2026-DNA2
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.600% ) , 5.22% ,
3/25/46 (a) (b) 2,794
1,450,000 FS Commercial Mortgage Trust 2026-PALM
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.400% ) , 5.05% , 7/15/41 (a) (b) 1,453
1,850,000 FS Commercial Mortgage Trust 2026-PALM
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.700% ) , 5.35% , 7/15/41 (a) (b) 1,856
1,421,000 FS Rialto Issuer LLC 2025-FL10 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.847% ) , 5.52% , 8/19/42 (a) (b) 1,421
1,525,000 FS Rialto Issuer LLC 2026-FL11 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.450% ) , 5.12% , 1/19/44 (a) (b) 1,529
1,525,000 FS Rialto Issuer LLC 2026-FL11 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
2.050% ) , 5.72% , 1/19/44 (a) (b) 1,522
3,375,000 FS Trust 2026-HULA 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.13% , 3/15/41 (a) (b) 3,386
1,900,000 FS Trust 2026-HULA 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.650% ) ,
5.33% , 3/15/41 (a) (b) 1,907
Principal
or Shares Security Description
Value
(000)
1,500,000 INTOWN Mortgage Trust 2025-STAY 144A , ( 1
mo. Term Secured Overnight Financing Rate +
2.850% ) , 6.53% , 3/15/42 (a) (b) $ 1,502
1,525,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2026-FUN 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.900% ) ,
5.58% , 6/15/39 (a) (b) 1,530
2,350,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2026-FUN 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.100% ) ,
5.78% , 6/15/39 (a) (b) 2,362
3,687,844 LCCM 2017-LC26 144A , 1.50% , 7/12/50 (a) (i) 20
2,525,000 LEX Trust 2026-450 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.850% ) , 5.53% ,
3/15/43 (a) (b) 2,538
665,000 Life Mortgage Trust 2021-BMR 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.514% ) , 5.19% , 3/15/38 (a) (b) 639
825,000 Life Mortgage Trust 2022-BMR2 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.794% ) , 5.47% , 5/15/39 (a) (b) 723
1,175,000 LoanCore Issuer LLC 2025-CRE9 144A , ( 1
mo. Term Secured Overnight Financing Rate +
1.950% ) , 5.62% , 8/18/42 (a) (b) 1,173
1,200,000 Morgan Stanley Residential Mortgage Loan Trust
2026-NQM3 144A , 6.71% , 3/25/71 (a) (i) 1,185
1,025,000 Natixis Commercial Mortgage Securities Trust
2019-10K 144A , 4.13% , 5/15/39 (a) (i) 951
3,125,000 NRTH Commercial Mortgage Trust 2025-PARK
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.393% ) , 5.07% , 10/15/40 (a) (b) 3,137
1,800,000 NRTH Commercial Mortgage Trust 2025-PARK
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.643% ) , 5.32% , 10/15/40 (a) (b) 1,807
870,029 OBX Trust 2024-NQM14 144A , 4.94% ,
9/25/64 (a) 867
1,596,825 OBX Trust 2025-NQM3 144A , 5.65% ,
12/01/64 (a) 1,601
1,341,105 OBX Trust 2025-NQM20 144A , 5.02% ,
10/25/65 (a) (i) 1,329
2,155,900 OBX Trust 2026-NQM5 144A , 5.68% ,
1/25/66 (a) 2,148
1,977,829 OBX Trust 2026-NQM9 144A , 5.62% ,
4/25/66 (a) 1,971
1,821,406 OBX Trust 2026-NQM8 144A , 5.60% ,
5/25/66 (a) 1,812
2,350,000 OBX Trust 2026-NQM10 144A , 5.70% ,
6/25/66 (a) 2,346
2,100,000 PFP Ltd. 2026-13 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.850% ) , 5.52% ,
8/18/43 (a) (b) 2,105
1,259,667 RCKT Mortgage Trust 2025-CES2 144A ,
5.50% , 2/25/55 (a) 1,261
653,963 RCKT Mortgage Trust 2025-CES5 144A ,
5.69% , 5/25/55 (a) 656
1,350,000 SLG Office Trust 2026-OMA 144A , 6.96% ,
4/15/41 (a) (i) 1,337
850,000 Soho Trust 2021-SOHO 144A , 2.70% ,
8/10/38 (a) (i) 727
1,550,000 STWD LLC 2025-FL4 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.12% , 11/19/42 (a) (b) 1,554

Payden Absolute Return Bond Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
2,100,000 SWCH Commercial Mortgage Trust 2025-DATA
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.443% ) , 5.12% , 2/15/42 (a) (b) $ 2,087
1,150,000 SWCH Commercial Mortgage Trust 2025-DATA
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.641% ) , 6.32% , 2/15/42 (a) (b) 1,139
2,400,000 TORY Commercial Mortgage Trust 2026-HGTS
144A , 5.45% , 1/13/46 (a) (i) 2,315
1,775,000 TRTX Issuer Ltd. 2025-FL7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.950% ) ,
5.62% , 6/18/43 (a) (b) 1,779
1,125,000 TRTX Issuer Ltd. 2025-FL7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.200% ) ,
5.87% , 6/18/43 (a) (b) 1,128
700,000 VASA Trust 2021-VASA 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.364% ) ,
5.04% , 7/15/39 (a) (b) 679
1,261,231 Verus Securitization Trust 2025-2 144A , 5.31% ,
3/25/70 (a) 1,258
1,565,038 Verus Securitization Trust 2026-3 144A , 5.33% ,
3/25/71 (a) 1,550
1,200,000 Verus Securitization Trust 2026-6 144A , 5.77% ,
7/27/71 (a) 1,198
1,825,000 VRTX Trust 2025-HQ 144A , 5.92% ,
8/05/42 (a) (i) 1,777
950,000 VTR Commercial Mortgage Trust 2025-STEM
144A , 5.86% , 10/13/39 (a) (i) 928
1,875,000 Wells Fargo Commercial Mortgage Trust 2026-
1250B 144A , 5.41% , 3/10/41 (a) (i) 1,841
1,550,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.693% ) , 5.37% ,
10/15/42 (a) (b) 1,555
1,950,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.692% ) , 6.37% ,
10/15/42 (a) (b) 1,957
4,718,832 Wells Fargo Commercial Mortgage Trust 2018-
C46 , 0.90% , 8/15/51 (i) 55
Total Mortgage Backed (Cost - $206,802)
204,162
U.S. Treasury (3%
)
6,100,000 U.S. Treasury Bill , 3.40% , 9/03/26 (d) 6,081
11,700,000 U.S. Treasury Note , 3.75% , 4/30/28 11,601
Total U.S. Treasury (Cost - $17,685)
17,682
Investment Company (3%
)
8,271,918 Payden Cash Reserves Money Market Fund* 8,272
Principal
or Shares Security Description
Value
(000)
1,218,689 Payden Emerging Markets Local Bond Fund, SI
Class* $ 11,736
Total Investment Company (Cost - $20,054)
20,008
Purchase Options  (0%
)
Total Purchase Options (Cost - $1,217) 846
Total Investments, Before Written Options
(Cost - $580,999) (99%)
568,540
Written Options  (0%)
Total Written Options (Cost - $(602)) (372)
Total Investments (Cost - $580,397) (99%)
568,168
Other Assets, net of Liabilities (1%)
4,469
Net Assets (100%) $ 572,637
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026. The stated maturity is subject to prepayments.
(g) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $4,830 and the total market value of the collateral held by the Fund is $5,027. Amounts in 000s.
(h) Perpetual security with no stated maturity date.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.2%
S&P 500 Emini 52 $ 18,980 $ 7300 10/30/2026 $ 344 Put
S&P 500 Emini 13 4,843 7450 11/30/2026 135 Put
S&P 500 Emini 53 19,875 7500 09/30/2026 367 Put
Total Purchase Options
$846

Written Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - -0.1%
S&P 500 Emini 13 $ (4,355) $ 6700 11/30/2026 $ (50) Put
S&P 500 Emini 52 (17,680) 6800 10/30/2026 (163) Put
S&P 500 Emini 53 (18,815) 7100 09/30/2026 (159) Put
Total Written Options
$(372)
Purchase Options
Written Options
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 8,584
USD  6,074 Hong Kong & Shanghai Bank 08/27/2026 $ 57
CHF 610
USD  756 Hong Kong & Shanghai Bank 08/27/2026 1
EUR 3,520
USD  4,006 Hong Kong & Shanghai Bank 08/26/2026 57
MXN 127,452
USD  7,195 Hong Kong & Shanghai Bank 08/26/2026 148
SEK 43,586
USD  4,531 Hong Kong & Shanghai Bank 08/27/2026 53
USD 2,507
CAD  3,496 BNP Paribas 09/16/2026 7
USD 18,709
EUR  16,160 Hong Kong & Shanghai Bank 08/26/2026 55
USD 15,532
CHF  12,200 Hong Kong & Shanghai Bank 08/27/2026 397
USD 10,509
EUR  9,082 Hong Kong & Shanghai Bank 08/27/2026 25
USD 4,663
SEK  43,586 Hong Kong & Shanghai Bank 08/27/2026 80
880
Liabilities:
AUD 19,060 USD  13,444 Hong Kong & Shanghai Bank 08/27/2026 (40)
EUR 2,800 USD  3,252 Hong Kong & Shanghai Bank 09/16/2026 (17)
EUR 7,950 USD  9,302 State Street Bank & Trust Co. 08/27/2026 (125)
JPY 1,710,700 USD  10,854 Hong Kong & Shanghai Bank 08/27/2026 (80)
PEN 5,460 USD  1,608 Citibank N.A. 08/26/2026 (3)
USD 3,658 ZAR  61,708 Barclays Capital Group 08/26/2026 (70)
USD 1,340 ZAR  22,600 BNP Paribas 08/26/2026 (26)
USD 5,021 GBP  3,766 BNP Paribas 09/16/2026 (55)
USD 8,188 BRL  43,420 BNP Paribas 09/28/2026 (260)
USD 1,966 PEN  6,750 Citibank N.A. 08/26/2026 (18)
USD 3,326 ZAR  55,735 Citibank N.A. 08/26/2026 (41)
USD 11,616 MXN  203,210 Hong Kong & Shanghai Bank 08/26/2026 (91)
USD 1,732 AUD  2,510 Hong Kong & Shanghai Bank 08/27/2026 (33)
USD 6,099 GBP  4,570 Hong Kong & Shanghai Bank 08/27/2026 (60)
USD 1,975 JPY  318,045 Hong Kong & Shanghai Bank 08/27/2026 (28)
USD 69,781 EUR  60,460 Hong Kong & Shanghai Bank 09/16/2026 (69)
(1,016)
Net Unrealized Appreciation (Depreciation)
$(136)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 86 Sep-26 $ 17,682 $ (9) $ (9)

Payden Absolute Return Bond Fund
continued

Payden Mutual Funds
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
U.S. Ultra Bond Future 180 Sep-26 $ 19,744 $ (325) $ (325)
a a
(334)
Short Contracts:
Euro-Bobl Future 226 Sep-26 (29,668) 258 258
Euro-Bund Future 59 Sep-26 (8,461) 120 120
EURO-BUXL 30Y BND SEP26 1 Sep-26 (122) 4 4
Euro-Schatz Future 95 Sep-26 (11,553) 43 43
Long Gilt Future 9 Sep-26 (1,049) 7 7
U.S. 10-Year Ultra Future 297 Sep-26 (32,582) 393 393
U.S. Long Bond Future 55 Sep-26 (5,957) 173 173
U.S. Treasury 10-Year Note Future 376 Sep-26 (40,608) 391 391
U.S. Treasury 5-Year Note Future 473 Sep-26 (50,127) 515 515
a a
1,904
Total Futures
$1,570
See notes to financial statements.